CONCENTRATIONS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net	$ 183	$ 227
UNITED STATES
Property and equipment, net	174	213
Non-US [Member]
Property and equipment, net	$ 9	$ 14